Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties

3. Transactions with Related Parties

(a) Altair Travel Agency S.A (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company’s CEO and Chairman of the Board. Travel expenses for 2018, 2017 and 2016 were $554, $672 and $864 respectively, and are included in Vessel operating expenses, in General and administrative expenses and in Loss / (gain) on vessels’ sale in the accompanying consolidated statements of operations. As at December 31, 2018 and 2017, an amount of $4 and $21, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheets.

(b) Steamship Shipbroking Enterprises Inc. (“Steamship Shipbroking”): Steamship Shipbroking, a company controlled by the Company’s CEO and Chairman of the Board, provides brokerage services to DCI, pursuant to a Brokerage Services Agreement for a fixed fee. For 2018, 2017 and 2016, total brokerage fees and bonuses to Steamship Shipbroking amounted to $2,145, $2,100 and $2,005 respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. As at December 31, 2018 and 2017 there was no amount due from or due to Steamship Shipbroking and an amount of $465 and $420, respectively, has been accrued for in connection with bonuses approved to Steamship Shipbroking and is included in Accrued liabilities in the accompanying consolidated balance sheets.

(c) Diana Shipping Inc. (“DSI”): The amounts of related party loans shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2018	Current	Non-current	December 31, 2017	Current	Non-current

Diana Shipping Inc - Term Loan	$-	$-	$-	$82,617	$82,617	$-
Discount Premium payable to the lenders	-	-	-	2,292	2,292	-
less unamortized deferred financing costs	-	-	-	(77)	(77)	-
Related party financing, net of unamortized deferred financing costs	$-	$-	$-	$84,832	$84,832	$-

On May 20, 2013, the Company, through one of its subsidiaries, entered into an unsecured loan agreement of up to $50,000 with Diana Shipping Inc., to be used to fund vessel acquisitions and for general corporate purposes. Two amendments followed on September 9, 2015 and on September 12, 2016, which revised the main loan terms and, among others, extended its initial maturity, amended the annual repayment schedule and revised the applicable margins. On May 30, 2017, as discussed in Note 7, the Company issued 100 shares of its newly-designated Series C Preferred Stock to DSI, in exchange for a reduction of $3,000 in the principal amount of the Company's outstanding loan.

On June 30, 2017, the Company refinanced the above loan, which had an outstanding balance of $42,417 at that time, for $82,617. The newly-drawn amount of $40,000 was used to partially repay the Company’s then existing loan with The Royal Bank of Scotland plc (“RBS”), whose settlement resulted in a net gain of $42,185 for the Company, which is reflected in Gain from bank debt write off in the accompanying consolidated statements of operations. The new loan would mature on December 31, 2018 and provided for an additional $5,000 interest-bearing “discount premium”, which was payable at maturity and was recognized in Interest and finance costs in the accompanying consolidated statements of operations throughout the life of the loan, and in Related party financing, net of unamortized deferred financing costs in the accompanying consolidated balance sheets. The DSI loan was initially subordinated to the Addiewell loan (Note 5), and was secured by second priority mortgages over all the Company's containerships. After the full repayment of the Addiewell loan in May 2018, the DSI loan was secured by first priority mortgages over all the Company's containerships. It also bore interest at the rate of 6% per annum for the first twelve months, scaled to 9% per annum for the next three months and further scaled to 12% per annum for the remaining three months until maturity, included financial and other covenants which stipulated the repayment with proceeds from the sale of assets of the Company, proceeds from the issuance of new equity and proceeds from the exercise of existing warrants to purchase the Company's Series B Convertible Preferred Shares (Note 7) and prohibited the payment of dividends. During 2018, the Company has repaid in full the outstanding loan balance and the entire discount premium by making use of warrant proceeds (Note 7) and vessels’ sales proceeds (Note 4), and accordingly, the loan agreement was terminated.

The weighted average interest rate of the DSI loan during 2018 and 2017 was 6.12% and 5.42%, respectively. For 2018, 2017 and 2016, interest expense incurred under the loan agreements with DSI amounted to $2,054, $3,656 and $1,692, respectively, while the discount premium amortization amounted to $2,708, $2,292 and $0, respectively. Interest expense and discount premium amortization are included in Interest and finance costs in the accompanying consolidated statements of operations. Accrued interest as of December 31, 2018 and 2017 amounted to $0 and $44, respectively, and is included in Due to related parties in the accompanying consolidated balance sheets.